Forward Warrant Agreement	6 Months Ended	11 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Temporary Equity [Line Items]
Forward Warrant Agreement
10. FORWARD WARRANT AGREEMENT
In connection with the execution of the Merger Agreement in October 2021 (See Note 1), Rigetti entered into a warrant subscription agreement (“Forward Warrant Agreement”) with a strategic partner
, Ampere Computing LLC (“Ampere”)
for the purchase of a warrant for an aggregate purchase price (including amounts from exercise) of $10.0 million. The Forward Warrant Agreement provides for the issuance of a warrant for the purchase of an aggregate of 1,000,000 shares of Common Stock at an exercise price of $0.0001.
The purchase of the warrant was conditioned upon, among other things, the consummation of the Business Combination and the entry into a collaboration agreement between Rigetti and Ampere. The parties entered into the collaboration agreement in January 2022. Ampere was required to p ay $5.0
million to Rigetti no later than the later of (i) the Closing and (ii) June 30, 2022.
On June 30, 2022, pursuant to the Warrant Subscription Agreement, the Company issued the warrant to Ampere upon receipt of an aggregate of $5.0 million (including the exercise price), and upon such payment and issuance,
 500,000
shares of the Company’s common stock vested under the warrant and were immediately exercised by Ampere pursuant to the terms of the warrant. Ampere is required to pay an additional
 $5.0
million to Rigetti no later than the closing date of the listing of Ampere’s capital stock, provided that if the listing has not occurred by the second anniversary of the warrant subscription agreement, Ampere is not obligated to make the additional payment and the Company is not obligated to issue the warrants. The Warrant Subscription Agreement further provides that the Company will use commercially reasonable efforts to file a registration statement to register the resale of the shares issued or issuable pursuant to the warrant and upon such payment
the warrant will vest and be exercisable by Ampere with respect to
500,000
shares of Common Stock pursuant to the terms of the
warrant.

The Company evaluated the Forward Purchase
Agreement
as a derivative in conjunction with the guidance of ASC 480, “Distinguishing Liabilities from Equity”. The Company calculated fair value of the Forward Purchase Agreement by using the Forward Contract Pricing methodology at inception and at the end of June 30, 2022. The fair value of the Forward Warrant Agreement was estimated based on the following key inputs and assumptions 1) Assumed holding period 2) Related risk-free rate and 3) Likelihood of the outcome of the various contingencies outlined below. Based on these inputs and assumption, the Company calculated the fair value of the forward contract to be a

$
1.5
million derivative asset and a

(
$
0.2

million) derivative liability at June 30, 2022 and December 31, 2021, respectively. The Company has included the derivative asset as

a
forward contract asset and the derivative liability separately in other liabilities (current) on the balance sheet in the accompanying consolidated balance sheets as of June 30, 2022 and December 31, 2021, respectively. The change in fair value is recorded as part of the general and administrative operating activities in the Company’s condensed consolidated statements of operations. The following table represents key valuation
assumptions as of the quarter ended June 30, 2022.

Key Valuation Assumptions
Holding period (in years)	0.000 - 0.628
Risk free rate	0.00% - 2.57%
Probability of occurring the contingency	50% - 100%
Underlying value per share	$3.39 - $3.67
The fair value of the Forward Purchase Agreement was determined prior to vesting and exercise of the

500,000
warrants into shares of Company Common Stock upon Ampere’s payment of
$5.0
million on June 30, 2022 using the share value at opening market price on June 30, 2022. The fair value of the unexercised Forward Award Agreement was determined using the market close value on June 30,
2022.

Rigetti Holdings Inc [Member]
Temporary Equity [Line Items]
Forward Warrant Agreement
11.	FORWARD WARRANT AGREEMENT
In connection with the execution of the Merger Agreement in October 2021 (Note 1), Rigetti entered into a warrant subscription agreement
(“Forward Warrant Agreement”) with a strategic partner for the purchase of a warrant for an aggregate purchase price (including amounts from exercise) of $10,000,000
. The Forward Warrant Agreement provides for the issuance of a warrant for the purchase of an aggregate of 1,000,000 shares of Rigetti common stock at an exercise price of
$0.0001.
The purchase of the warrant is conditioned upon, among other things, the consummation of the Business Combination and the entry into a collaboration agreement between Rigetti and the strategic partner. The parties entered into the collaboration agreement in January 2022. (Note 16). The strategic partner is required to pay $5,000,000 to Rigetti no later than
(i) the Closing and (ii) June 30, 2022, and upon such payment the warrant will vest and be exercisable by the strategic partner
 with respect to
500,000
shares of New Rigetti Common Stock pursuant to the terms of the warrant. The strategic partner is required to pay an additional $
5,000,000
to Rigetti no later than the second anniversary of the date of the warrant subscription agreement, and upon such payment, the warrant will vest and be exercisable by the strategic partner with respect to the remaining
500,000
shares of New Rigetti Common Stock pursuant to the terms of the warrant.
The Company evaluated the Forward Purchase Agreement as a derivative liability in conjunction with the guidance of ASC 480, “Distinguishing Liabilities from Equity”. The Company calculated fair value of the Forward Purchase Agreement by using the Forward Contract Pricing methodology at inception and at the end of December 31, 2021. The fair value of the Forward Warrant Agreement was estimated based on the following key inputs and assumptions 1) Assumed holding period 2) Related risk free rate and 3) Likelihood of the outcome of the various contingencies outlined below. Based on these inputs and assumption, the Company calculated the fair value of the derivative liability to be $400,000 at inception and $230,000 at December 31, 2021, respectively. The
Company has included the derivative liability in other liabilities (current) in the accompanying consolidat ed balance
sheet.

Key Valuation Assumptions
Holding period (in years)	0.50 - 1.13
Risk free rate	0.19% - 0.43%
Probability of occurring the contingency	50% - 100%
Underlying value per share	$10.29